Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax
Schedule of Reconciliation of Effective Tax Rate
	Year ended December 31
Reconciliation of effective tax rate	2021	2020

Net loss	$(31,542)	$(63,872)
Total income tax (recovery) expense	–	–
Loss excluding income tax	(31,542)	(63,872)
Income tax recovery using the Company's domestic tax rate	(8,516)	(17,245)
Non-deductible expenses and other	764	1,393
Change in tax rates	–	–
Deferred income tax assets not recognized	7,752	15,852
	$–	$–

Schedule of Deferred Income Tax Assets (Liabilities)
	December 31	December 31
Deferred income tax assets (liabilities)	2021	2020
Tax losses	$2,451	$2,421
Net deferred income tax assets	2,451	2,421
Resource property/investment in Pebble Partnership	(2,451)	(2,421)
Equipment	–	–
Net deferred income tax liability	$–	$–

Schedule of Taxable Temporary Differences
		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	4,955
After five years	297,507	–	–
No expiry date	33,742	92,812	190
Total	$331,249	$92,812	$5,145